UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Municipal Value Fund (NJV)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.0% (4.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B2	$ 109,481
1,520	5.000%, 6/01/41	6/17 at 100.00	B2	1,113,111
1,670	Total Consumer Staples			1,222,592
	Education and Civic Organizations – 9.9% (9.6% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A+	112,580
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB+	49,217
30	5.000%, 7/01/37	7/21 at 100.00	BBB+	28,944
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	77,486
	2013D, 5.000%, 7/01/38
900	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series	9/19 at 100.00	A2	949,356
	2009A, 5.500%, 9/01/36
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,051,330
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	30,607
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	67,248
	Bond Trust 4736, 12.039%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.083%,	No Opt. Call	AA–	67,847
	5/01/21 (IF) (4)
2,355	Total Education and Civic Organizations			2,434,615
	Health Care – 23.0% (22.3% of Total Investments)
100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	99,097
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42 (WI/DD,
	Settling 8/01/13)
500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	512,975
	2005A, 5.000%, 2/15/25
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	108,796
	5.750%, 11/15/37
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	2,053,160
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
100	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	BBB	95,905
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	987,200
	Center, Series 2006B, 5.000%, 7/01/36
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	100,710
	2007-I, 5.000%, 7/01/38 – AGC Insured
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	71,520
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	836,183
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	83,099
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	703,541
	System, Refunding Series 2006, 5.000%, 7/01/36
5,530	Total Health Care			5,652,186
	Housing/Multifamily – 4.6% (4.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	105,770
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	52,458
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/19 at 100.00	A+	967,690
	2009A, 4.950%, 5/01/41
1,150	Total Housing/Multifamily			1,125,918
	Housing/Single Family – 2.1% (2.1% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
100	1.250%, 10/01/13	No Opt. Call	Aa1	100,135
410	4.500%, 10/01/29	10/21 at 100.00	Aa1	422,800
510	Total Housing/Single Family			522,935
	Long-Term Care – 0.5% (0.5% of Total Investments)
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	131,606
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
	Tax Obligation/General – 9.6% (9.3% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	105,691
	Series 2011, 3.000%, 9/01/16
50	East Brunswick Township Board of Education, New Jersey, General Obligation Bonds, Series 2005,	No Opt. Call	Aa2	50,512
	4.250%, 11/01/13 – AGM Insured
40	Gloucester Township Board of Education, Camden County, New Jersey, General Obligation Bonds,	No Opt. Call	Baa1	40,000
	Series 2004, 5.000%, 8/01/13 – NPFG Insured
100	Greenwich Township, New Jersey, General Obligation Bonds, Series 2004, 4.000%, 9/01/13 –	No Opt. Call	A1	100,322
	AMBAC Insured
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA–	11,457
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
60	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund	No Opt. Call	AAA	60,280
	Revenue Bonds, Refunding Series 2008, 4.000%, 9/15/13
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 –	No Opt. Call	AA–	269,372
	AGM Insured
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	52,259
	2005, 5.000%, 12/01/14 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	160,394
	2006, 5.000%, 12/01/15 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	167,163
	2007, 5.000%, 12/01/16 – AMBAC Insured
25	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	25,077
	Refunding Series 2011, 3.000%, 9/15/13
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	570,970
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	32,888
	4.000%, 2/01/17
25	North Brunswick Township, New Jersey, General Obligation Bonds, Series 2003, 3.500%, 8/15/13 –	No Opt. Call	Aa2	25,032
	AMBAC Insured
30	North Brunswick Township, New Jersey, General Obligation Bonds, Series 2009, 2.000%, 8/15/13	No Opt. Call	AA	30,021
75	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2009, 3.000%, 9/01/14 –	No Opt. Call	Aa3	77,107
	AGC Insured
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 –	No Opt. Call	Aa3	52,354
	NPFG Insured
100	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General	No Opt. Call	Aa3	101,741
	Obligation Bonds, Series 2006, 4.500%, 1/15/14 – AGM Insured
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	153,032
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	176,144
	Bonds, Series 2011, 5.000%, 6/15/41
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	103,214
2,220	Total Tax Obligation/General			2,365,030
	Tax Obligation/Limited – 30.0% (29.1% of Total Investments)
25	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aa2	25,430
	12/15/13 – AGM Insured
200	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	239,248
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	652,913
25	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	AA–	25,277
	2007, 4.000%, 12/01/13 – AGM Insured
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
100	5.000%, 6/15/14	No Opt. Call	BBB+	103,559
150	5.000%, 6/15/25	6/22 at 100.00	BBB+	154,314
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	709,737
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A+	2,239,592
	Transformation Program, Series 2009A, 5.750%, 10/01/31
5,380	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A+	1,152,073
	0.000%, 12/15/39
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,001,000
	2009A, 6.000%, 8/01/42
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	105,874
	Series 2010A, 5.000%, 10/01/29
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,	10/19 at 100.00	BBB+	965,960
	Series 2009A-1, 5.000%, 10/01/39
11,315	Total Tax Obligation/Limited			7,374,977
	Transportation – 7.4% (7.2% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	260,270
	5.250%, 6/01/20 – NPFG Insured
250	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	259,110
	District Project, Series 2012, 5.000%, 1/01/27
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/13 at 100.00	N/R	499,965
	7.100%, 11/01/31 (Alternative Minimum Tax) (5)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16	No Opt. Call	A3	16,996
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,665
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	785,617
1,785	Total Transportation			1,827,623
	U.S. Guaranteed – 9.4% (9.1% of Total Investments) (6)
35	Maplewood Township, New Jersey, General Obligation Bonds, General Improvement Series 2005,	10/13 at 101.00	Aa2 (6)	35,635
	4.125%, 10/15/21 (Pre-refunded 10/15/13) – NPFG Insured
50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	56,803
	6/15/16 – RAAI Insured (ETM)
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	Aaa	1,048,210
	6/15/34 (Pre-refunded 6/15/14)
50	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	9/14 at 100.00	AA– (6)	52,601
	2007-T3, 5.000%, 9/01/20 (Pre-refunded 9/01/14) – AGM Insured
250	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/13 at 100.00	AAA	251,008
	2004A, 5.000%, 9/01/22 (Pre-refunded 9/01/13)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (6)	17,122
70	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	79,903
390	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	414,609
110	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	116,941
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+ (6)	227,671
	Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)
2,190	Total U.S. Guaranteed			2,300,503
	Utilities – 1.5% (1.5% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	A	365,991
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
$ 29,165	Total Investments (cost $23,522,037) – 103.0%			25,323,976
	Floating Rate Obligations – (6.1)%			(1,500,000)
	Other Assets Less Liabilities – 3.1%			752,186
	Net Assets Applicable to Common Shares – 100%		$ 24,576,162

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$25,323,976	$ —	$25,323,976

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $21,926,161.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$2,127,330
Depreciation	(229,515)
Net unrealized appreciation (depreciation) of investments	$1,897,815

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013